Divestiture of Assets - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 16, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Divestiture Of Assets [Line Items]
Gain on disposition of assets		$ (415)	$ (2,504)	$ (9,026)	$ (7,241)	$ 7,233
Puerto Rico [Member]
Divestiture Of Assets [Line Items]
Non-cash consideration consisting of note receivable	$ 9,250
Cash on sale of assets	$ 3,000
Gain on disposition of assets				$ 0	$ 0	$ 7,809